Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Summary of property and equipment, net
Property and equipment, net consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Machinery and equipment	$6,037	$5,655
Leasehold improvements	436	2,650
Furniture and fixtures	579	353

	7,052	8,658
Less: Accumulated depreciation and amortization	(3,202)	(3,495)
	$3,850	$5,163

Property and equipment, net consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019

Machinery and equipment	$3,748	$5,655
Leasehold improvements	2,650	2,650
Furniture and fixtures	234	353
Construction-in-progress	22	—

	6,654	8,658
Less: Accumulated depreciation and amortization	(2,225)	(3,495)

	$4,429	$5,163